S000037523 [Member] Expense Example, No Redemption - Vaughan Nelson Select Fund - Class C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	$ 1,962